UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital World Bond Fund®
Investment portfolio

June 30, 2011
unaudited

Bonds & notes — 95.07%	Principal amount (000)	Value (000)

EUROS — 20.09%
German Government 2.25% 20131	€13,322	US$ 20,360
German Government 4.25% 2014	7,330	11,378
German Government, Series 157, 2.25% 2015	34,000	49,702
German Government, Series 5, 3.25% 2015	12,890	19,524
German Government, Series 4, 3.75% 2015	8,550	13,142
German Government 1.50% 20161	15,395	23,866
German Government, Series 6, 4.00% 2016	2,410	3,769
German Government, Series 6, 3.75% 2017	5,675	8,792
German Government 4.25% 2017	17,250	27,431
German Government, Series 7, 4.00% 2018	105,100	165,149
German Government, Series 8, 4.25% 2018	115,540	184,411
German Government 3.50% 2019	36,500	55,580
German Government 3.75% 2019	76,965	119,224
German Government 1.75% 20201	7,811	12,471
German Government 3.00% 2020	5,150	7,518
German Government, Series 9, 3.25% 2020	230,975	345,164
German Government 6.25% 2024	38,396	72,406
German Government 6.25% 2030	8,090	15,792
German Government, Series 00, 5.50% 2031	15,275	27,525
German Government, Series 03, 4.75% 2034	2,860	4,756
German Government 4.00% 2037	12,200	18,283
German Government, Series 8, 4.75% 2040	9,450	16,039
Italian Government 3.75% 2013	10,000	14,632
Italian Government 2.15% 20141	5,955	8,859
Italian Government 4.25% 2014	16,000	23,602
Italian Government 2.10% 20171	9,675	13,993
Italian Government 4.50% 2019	50,550	73,334
Italian Government 3.10% 20261	5,005	7,146
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 944, 4.50% 20132	25,500	38,366
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 20162	61,600	93,323
French Government B.T.A.N. Eurobond 4.50% 2013	33,000	50,504
French Government O.A.T. Eurobond 4.00% 2018	32,865	50,493
French Government O.A.T. Eurobond 2.10% 20231	12,185	19,596
Netherlands Government Eurobond 4.25% 2013	13,120	19,958
Netherlands Government Eurobond 4.50% 2017	31,235	49,475
Netherlands Government Eurobond 4.00% 2018	6,535	10,079
Irish Government 5.00% 2013	8,000	10,254
Irish Government 4.00% 2014	10,000	11,653
Irish Government 5.90% 2019	10,000	10,020
Irish Government 5.00% 2020	26,500	24,648
Dexia Municipal Agency 4.50% 20172	35,000	51,858
Barclays Bank PLC 4.00% 20192	17,900	26,117
Barclays Bank PLC 6.00% 2021	10,225	14,369
Royal Bank of Scotland PLC 6.00% 2013	960	1,440
Royal Bank of Scotland PLC 6.934% 2018	20,465	29,121
Munich Re Finance BV 6.75% 20233	16,860	25,414
Münchener Rückversicherungs-Gesellschaft Aktiengesellschaft 5.767% (undated)3	3,800	5,070
Zurich Finance (USA), Inc., Series 6, 5.75% 20233	14,922	22,035
Zurich Finance (USA), Inc., Series 9, 4.50% 20253	750	1,073
Koninklijke KPN NV 3.75% 2020	15,525	21,146
Standard Chartered Bank 5.875% 2017	14,000	21,145
Veolia Environnement 4.375% 2017	5,200	7,842
Veolia Environnement 6.125% 2033	7,915	12,338
Volvo Treasury AB 5.00% 2017	11,940	18,253
Schering-Plough Corp. 5.375% 2014	11,655	18,243
KfW 4.375% 2013	11,875	18,146
NGG Finance PLC 6.125% 2011	2,000	2,917
National Grid Transco PLC 5.00% 2018	3,275	5,075
National Grid Transco PLC 4.375% 2020	6,000	8,820
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	10,500	15,493
Standard Life PLC 6.375% 20223	10,410	15,162
Commerzbank AG, Series 774, 7.75% 2021	10,300	15,063
Gazprom OJSC 5.875% 2015	7,500	11,583
Gazprom OJSC 5.875% 2015	2,000	3,089
Northern Rock PLC, Series 7, 4.125% 20172	10,350	14,553
HBOS PLC 4.375% 20193	885	1,178
Lloyds TSB Bank PLC 6.50% 2020	8,800	11,942
HSBC Holdings PLC, Series 11, 6.25% 2018	1,800	2,781
HSBC Holdings PLC 6.00% 2019	6,600	10,018
AT&T Inc. 6.125% 2015	7,500	12,062
Iberdrola Finanzas, SAU 7.50% 2015	7,000	11,525
Merrill Lynch & Co., Inc. 4.625% 2018	8,225	11,143
France Télécom 5.625% 2018	6,825	10,928
Assicurazioni Generali SpA. 6.90% 20223	7,265	10,694
Anheuser-Busch InBev NV 8.625% 2017	5,730	10,500
Canadian Government 3.50% 2020	7,000	10,480
RCI Banque 4.375% 2015	6,975	10,287
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	6,510	9,555
Roche Holdings, Inc. 5.625% 2016	5,900	9,470
Finland (Republic of) 3.875% 2017	5,890	9,031
Wal-Mart Stores, Inc. 4.875% 2029	6,000	8,964
European Investment Bank 4.25% 2014	5,475	8,436
Aviva PLC 5.75% 20213	1,000	1,461
Aviva PLC 5.70% (undated)3	5,310	6,973
Bank Nederlandse Gemeenten 3.75% 2014	5,560	8,368
Daimler AG, Series 6, 4.125% 2017	5,000	7,460
CRH Finance BV 7.375% 20143	4,605	7,383
UBS AG 6.00% 2018	4,500	7,280
Telecom Italia SpA 7.75% 2033	4,500	6,915
Telefónica Emisiones, SAU 4.375% 2016	4,465	6,570
Skandinaviska Enskilda 5.50% 2014	4,000	6,184
Hungarian Government 6.00% 2019	4,230	6,096
FCE Bank PLC 7.125% 2013	4,000	6,018
Deutsche Telekom International Finance BV 7.50% 2033	3,375	5,985
BMW Group 3.875% 2017	3,750	5,527
Scottish and Southern Energy PLC 6.125% 2013	3,500	5,446
E.ON International Finance BV 5.25% 2015	3,450	5,439
Bouygues SA 4.375% 2014	3,195	4,855
Imperial Tobacco Finance PLC 8.375% 2016	2,775	4,755
Rodamco Europe Finance BV, Series 5, 3.75% 2012	3,030	4,483
Centrica plc 7.125% 2013	2,500	4,004
Novartis Finance SA, 4.25% 2016	2,500	3,842
GlaxoSmithKline Capital PLC 5.125% 2012	2,500	3,778
Gas Natural SGD, SA 4.125% 2018	2,750	3,664
Anglian Water Services Financing PLC 4.625% 2013	2,250	3,423
Delhaize Group 5.625% 2014	2,000	3,127
Bulgaria (Republic of) 7.50% 2013	1,638	2,536
Bulgaria (Republic of) 7.50% 2013	250	387
BNP Paribas 5.431% 2017	1,830	2,785
Red Eléctrica Financiaciones, SAU 4.75% 2018	1,800	2,633
Ardagh Packaging Finance 9.25% 2020	1,650	2,450
Banque Centrale de Tunisie 6.25% 2013	1,350	2,024
NXP BV and NXP Funding LLC 8.625% 2015	1,300	1,975
ENEL SpA 5.625% 2027	1,250	1,821
Wind Acquisition SA 7.375% 2018	925	1,382
Nara Cable Funding Ltd. 8.875% 2018	850	1,230
UniCredito Italiano SpA, Series 172, 4.125% 20163	460	664
		2,445,499

JAPANESE YEN — 7.96%
Japanese Government, Series 238, 1.40% 2012	¥970,000	12,153
Japanese Government, Series 248, 0.70% 2013	2,425,100	30,398
Japanese Government, Class 4, 0.50% 20151	1,629,875	20,398
Japanese Government, Series 269, 1.30% 2015	25,468,400	327,685
Japanese Government, Series 284, 1.70% 2016	7,708,700	101,968
Japanese Government, Series 281, 2.00% 2016	2,465,000	33,014
Japanese Government, Series 14, 1.20% 20171	4,226,615	54,240
Japanese Government, Series 12, 1.20% 20171	1,576,840	20,373
Japanese Government, Series 288, 1.70% 2017	795,000	10,545
Japanese Government, Series 296, 1.50% 2018	3,781,850	49,526
Japanese Government, Series 299, 1.30% 2019	9,082,500	117,204
Japanese Government, Series 310, 1.00% 2020	8,210,050	101,868
Japanese Government, Series 21, 2.30% 2035	4,120,000	54,206
Japanese Government 2.40% 2038	1,218,950	16,286
European Investment Bank 1.40% 2017	721,700	9,341
KfW 1.35% 2014	716,000	9,137
		968,342

SOUTH KOREAN WON — 3.79%
South Korean Government, Series 1303, 5.25% 2013	KRW76,426,430	73,357
South Korean Government, Series 1309, 5.75% 2013	55,000,000	53,579
South Korean Government 4.25% 2014	41,330,000	39,059
South Korean Government 4.75% 2014	38,000,000	36,385
South Korean Government 5.00% 2014	79,326,500	76,664
South Korean Government, Series 1503, 4.50% 2015	10,349,000	9,872
South Korean Government 5.25% 2015	67,301,860	66,041
South Korean Government 5.50% 2017	60,243,100	60,642
South Korean Government 5.75% 2018	45,000,000	46,207
		461,806

MALAYSIAN RINGGITS — 3.57%
Malaysian Government, Series 509, 3.21% 2013	MYR196,250	65,111
Malaysian Government, Series 3/03, 3.702% 2013	99,320	33,240
Malaysian Government, Series 204, 5.094% 2014	270,215	93,945
Malaysian Government, Series 0409, 3.741% 2015	103,500	34,749
Malaysian Government, Series 0110, 3.835% 2015	277,425	93,434
Malaysian Government, Series 0207, 3.814% 2017	159,605	53,381
Malaysian Government, Series 0210, 4.012% 2017	142,845	48,095
Malaysian Government, Series 2/03, 4.24% 2018	35,000	11,929
		433,884

POLISH ZLOTY — 3.20%
Polish Government, Series 1013, 5.00% 2013	PLN 37,600	US$ 13,753
Polish Government, Series 0414, 5.75% 2014	629,150	234,694
Polish Government, Series 1017, 5.25% 2017	390,280	141,134
		389,581

SWEDISH KRONOR — 2.78%
Swedish Government, Series 124, 4.00% 20122	SKr 172,000	27,404
Swedish Government, Series 1041, 6.75% 2014	56,330	9,978
Swedish Government 3.50% 20151	148,948	27,101
Swedish Government, Series 1049, 4.50% 2015	1,080,850	184,092
Swedish Government, Series 1047, 5.00% 2020	142,540	26,374
Swedish Government 4.00% 20201	97,969	20,055
Swedish Government, Series 3104, 3.50% 20281	119,241	26,626
Nordea Hypotek AB 4.00% 20122	60,000	9,575
Nordea Hypotek AB 4.00% 20142	45,800	7,365
		338,570

MEXICAN PESOS — 2.57%
United Mexican States Government, Series MI10, 9.50% 2014	MXN 250,163	23,825
United Mexican States Government, Series M10, 8.00% 2015	450,000	41,222
United Mexican States Government, Series M10, 7.25% 2016	212,000	18,917
United Mexican States Government 5.00% 20161	63,782	6,192
United Mexican States Government, Series M10, 7.75% 2017	1,370,400	125,316
United Mexican States Government 4.00% 20191	68,338	6,375
United Mexican States Government, Series M, 8.00% 2020	225,000	20,665
United Mexican States Government, Series M20, 10.00% 2024	119,900	12,646
United Mexican States Government, Series M30, 10.00% 2036	431,000	44,628
United Mexican States Government 4.00% 20401	136,676	11,757
América Móvil, SAB de CV 8.46% 2036	15,000	1,181
		312,724

BRITISH POUNDS — 2.56%
United Kingdom 3.25% 2011	£9,750	15,834
United Kingdom 4.50% 2013	6,090	10,377
United Kingdom 2.50% 20131	4,798	8,803
United Kingdom 2.50% 20161	8,862	17,147
United Kingdom 3.75% 2019	14,135	23,708
United Kingdom 4.50% 2019	3,500	6,198
United Kingdom 3.75% 2020	10,100	16,694
United Kingdom 4.75% 2020	15,140	27,077
United Kingdom 2.50% 20201	7,306	14,512
United Kingdom 6.00% 2028	3,560	7,071
United Kingdom 4.75% 2030	14,870	25,621
United Kingdom 4.125% 20301	6,289	17,086
United Kingdom 0.625% 20401	10,426	17,159
United Kingdom 4.25% 2040	9,270	14,819
United Kingdom 4.25% 2046	5,190	8,343
RSA Insurance Group PLC 9.375% 20393	1,733	3,326
RSA Insurance Group PLC 8.50% (undated)3	8,760	14,833
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	10,100	16,717
France Télécom 5.00% 2016	7,725	13,278
Virgin Media Secured Finance PLC 5.50% 2021	4,000	6,367
Generali Finance BV 6.214% (undated)3	3,200	4,391
Tesco PLC 5.50% 2033	2,640	4,247
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20392,4	2,400	3,775
CRH Group Funding LTD and CRH Finance (U.K.) PLC 8.25% 2015	1,975	3,665
HSBC Holdings PLC 6.375% 20223	1,550	2,686
Commerzbank AG, Series 151, 6.625% 2019	1,560	2,430
Time Warner Cable Inc. 5.75% 2031	1,375	2,168
Wal-Mart Stores, Inc. 5.625% 2034	950	1,606
General Electric Capital Corp. 5.625% 2031	750	1,186
		311,124

CANADIAN DOLLARS — 1.57%
Canadian Government 2.00% 2014	$ C62,180	64,620
Canadian Government 2.00% 2014	5,000	5,221
Canadian Government 4.50% 2015	21,450	24,286
Canadian Government 4.25% 2018	2,000	2,280
Canadian Government 4.25% 20211	6,313	8,846
Canada Housing Trust 4.10% 2018	1,500	1,670
Canada Housing Trust 3.35% 2020	23,000	23,880
Province of Ontario, Series HC, 9.50% 2022	2,000	3,097
Province of Ontario 4.60% 2039	9,500	10,239
Province of Manitoba 4.25% 2018	8,500	9,390
Province De Québec 5.25% 2013	2,000	2,228
Province De Québec 9.375% 2023	2,000	3,086
Hydro One Inc. 5.49% 2040	4,000	4,486
Canadian Imperial Bank 5.00% 2012	4,000	4,306
Rogers Communications Inc. 5.80% 2016	3,500	3,966
Bank of Nova Scotia 5.04% 2013	2,000	2,185
Toronto-Dominion Bank 4.854% 2013	2,000	2,173
Wells Fargo & Co. 6.05% 2012	2,000	2,170
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	1,500	2,160
GE Capital Canada Funding Co., Series A, 5.29% 2012	2,000	2,155
Thomson Reuters Corp. 5.70% 2015	1,750	2,010
Bank of Montreal 5.18% 2015	1,750	1,973
Royal Bank of Canada 5.20% 2012	1,750	1,886
TransCanada PipeLines Ltd. 5.05% 2014	1,250	1,378
Province of New Brunswick 6.75% 2017	750	936
		190,627

SINGAPORE DOLLARS — 1.27%
Singapore (Republic of) 2.875% 2015	$ S 28,400	24,991
Singapore (Republic of) 3.75% 2016	140,610	129,474
		154,465

ISRAELI SHEKELS — 1.12%
Israeli Government 4.50% 2015	ILS 78,740	23,269
Israeli Government 5.00% 20151	27,270	9,164
Israeli Government, Series 2683, 6.50% 2016	40,300	12,792
Israeli Government 5.50% 2017	299,195	91,299
		136,524

TURKISH LIRAS — 1.12%
Turkey (Republic of) 10.00% 20121	TRY37,337	24,859
Turkey (Republic of) 16.00% 2012	13,000	8,405
Turkey (Republic of) 10.00% 2013	50,500	31,675
Turkey (Republic of) 16.00% 2013	8,700	6,100
Turkey (Republic of) 11.00% 2014	19,500	12,640
Turkey (Republic of) 4.00% 20151	18,739	12,399
Turkey (Republic of) 10.00% 2015	44,045	27,735
Turkey (Republic of) 3.00% 20211	19,703	12,480
		136,293

HUNGARIAN FORINTS — 1.11%
Hungarian Government, Series 14/C, 5.50% 2014	HUF 6,789,100	36,196
Hungarian Government, Series 15/A, 8.00% 2015	3,304,020	18,665
Hungarian Government, Series 17/B, 6.75% 2017	11,870,150	63,212
Hungarian Government, Series 17/A, 6.75% 2017	2,128,500	11,273
Hungarian Government, Series 19/A, 6.50% 2019	1,000,000	5,162
		134,508

DANISH KRONER — 1.05%
Kingdom of Denmark 4.00% 2012	DKr 90,000	18,068
Kingdom of Denmark 4.00% 2015	240,000	49,751
Nykredit 4.00% 20352	157,483	29,042
Nykredit, Series 3D, 5.00% 20382	126,654	24,685
Nykredit 4.00% 20412	35,832	6,496
		128,042

BRAZILIAN REAIS — 0.80%
Brazil (Federal Republic of) 10.00% 2012	BRL20,000	12,664
Brazil (Federal Republic of) 6.00% 20121	17,948	11,737
Brazil (Federal Republic of) 10.00% 2017	48,830	28,330
Brazil (Federal Republic of) 6.00% 20171	32,661	20,613
Brazil (Federal Republic of) Global 10.25% 2028	11,120	7,802
Brazil (Federal Republic of) 6.00% 20451	24,519	16,147
		97,293

COLOMBIAN PESOS — 0.76%
Colombia (Republic of) Global 12.00% 2015	COP98,094,000	70,623
Colombia (Republic of) Global 7.75% 2021	12,195,000	7,862
Colombia (Republic of) Global 9.85% 2027	18,141,000	13,180
		91,665

INDONESIAN RUPIAH — 0.65%
Indonesia (Republic of), Series 23, 11.00% 2012	IDR 53,290,000	6,662
Indonesia (Republic of), Series 33, 12.50% 2013	65,372,000	8,421
Indonesia (Republic of), Series 20, 14.275% 2013	27,430,000	3,773
Indonesia (Republic of), Series 51, 11.25% 2014	57,202,000	7,507
Indonesia (Republic of), Series 55, 7.375% 2016	98,000,000	11,762
Indonesia (Republic of), Series 30, 10.75% 2016	309,007,000	41,875
		80,000

PHILIPPINE PESOS — 0.58%
Philippines (Republic of), Series 5-67, 6.25% 2014	PHP 922,000	22,301
Philippines (Republic of), Series 1051, 6.125% 2020	215,940	4,935
Philippines (Republic of), Series 1050, 7.75% 2020	1,184,440	30,463
Philippines (Republic of) 4.95% 2021	114,000	2,631
Philippines (Republic of) 6.25% 2036	483,000	10,858
		71,188

SOUTH AFRICAN RAND — 0.51%
South Africa (Republic of), Series R-206, 7.50% 2014	ZAR122,460	18,381
South Africa (Republic of), Series R-203, 8.25% 2017	209,440	31,176
South Africa (Republic of), Series R-207, 7.25% 2020	90,000	12,364
		61,921

AUSTRALIAN DOLLARS — 0.51%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A20,139	22,330
Queensland Treasury Corp., Series 17, 6.00% 2017	18,937	21,063
New South Wales Treasury Corp., Series 14, 5.50% 2014	16,862	18,343
		61,736

RUSSIAN RUBLE — 0.45%
Russian Federation 7.85% 2018	RUB940,000	35,342
Russian Federation 7.85% 2018	530,000	19,927
		55,269

NORWEGIAN KRONER — 0.41%
Norwegian Government 5.00% 2015	NKr250,000	US$ 50,310

THAI BAHT — 0.19%
Thai Government, Series 33, 5.375% 2011	THB 37,000	1,214
Thai Government 5.25% 2014	656,000	22,310
		23,524

ARGENTINE PESOS — 0.04%
Argentina (Republic of) GDP-Linked 2035	ARS37,877	1,546
Argentina (Republic of) 1.18% 20381,2	45,559	3,363
		4,909

U.S. DOLLARS — 36.41%
U.S. Treasury 4.625% 2011	US$ 30,000	30,673
U.S. Treasury 1.00% 2012	116,000	116,777
U.S. Treasury 1.00% 2012	23,975	24,123
U.S. Treasury 4.875% 20125	33,500	34,489
U.S. Treasury 1.125% 2013	20,190	20,453
U.S. Treasury 2.00% 2013	18,740	19,367
U.S. Treasury 1.875% 20131	36,729	39,092
U.S. Treasury 2.75% 2013	34,000	35,705
U.S. Treasury 3.125% 2013	9,000	9,508
U.S. Treasury 3.375% 2013	4,550	4,825
U.S. Treasury 3.625% 2013	4,200	4,450
U.S. Treasury 1.25% 2014	56,792	57,631
U.S. Treasury 2.00% 20141	11,299	12,195
U.S. Treasury 1.875% 20151	28,843	31,816
U.S. Treasury 2.125% 2015	23,250	23,869
U.S. Treasury 1.75% 2016	8,035	8,048
U.S. Treasury 2.00% 2016	45,100	45,983
U.S. Treasury 2.00% 2016	4,533	4,602
U.S. Treasury 5.125% 2016	42,250	49,107
U.S. Treasury 7.50% 2016	18,750	24,198
U.S. Treasury 2.375% 20171	26,147	29,866
U.S. Treasury 4.625% 2017	32,000	36,514
U.S. Treasury 8.875% 2017	27,250	37,880
U.S. Treasury 1.375% 20181	13,024	14,158
U.S. Treasury 1.625% 20181	5,528	6,083
U.S. Treasury 2.625% 2018	5,000	5,063
U.S. Treasury 8.750% 2020	20,990	30,663
U.S. Treasury 3.125% 2021	34,865	34,770
U.S. Treasury 3.625% 2021	21,875	22,812
U.S. Treasury 2.00% 20261	20,608	22,553
U.S. Treasury 5.25% 2029	46,350	53,465
U.S. Treasury 3.375% 20321	836	1,108
U.S. Treasury 4.25% 2039	6,020	5,908
U.S. Treasury 4.375% 2039	9,000	9,005
U.S. Treasury 2.125% 20401	3,163	3,438
U.S. Treasury 3.875% 2040	47,000	43,036
U.S. Treasury 4.375% 2040	11,500	11,494
U.S. Treasury 4.625% 2040	6,000	6,256
U.S. Treasury 4.75% 2041	6,500	6,909
Fannie Mae 5.00% 20172	345	370
Fannie Mae 4.00% 20242	2,871	2,999
Fannie Mae 4.00% 20242	2,846	2,973
Fannie Mae 3.50% 20252	9,647	9,841
Fannie Mae 3.50% 20252	4,854	4,951
Fannie Mae 3.50% 20252	2,709	2,764
Fannie Mae 4.00% 20252	11,606	12,118
Fannie Mae 4.00% 20252	3,339	3,487
Fannie Mae, Series 2001-4, Class GA, 9.863% 20252,3	10	12
Fannie Mae 3.50% 20262	9,704	9,899
Fannie Mae 3.50% 20262	2,807	2,864
Fannie Mae 3.50% 20262	106	108
Fannie Mae 6.00% 20262	610	674
Fannie Mae 5.50% 20342	562	611
Fannie Mae 4.50% 20352	1,353	1,410
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20362	3,950	3,433
Fannie Mae 6.00% 20362	1,704	1,879
Fannie Mae 6.00% 20362	1,666	1,837
Fannie Mae, Series 2006-49, Class PA, 6.00% 20362	979	1,093
Fannie Mae 6.00% 20372	14,972	16,474
Fannie Mae 6.00% 20372	7,344	8,082
Fannie Mae 6.00% 20372	3,993	4,394
Fannie Mae 6.00% 20372	995	1,095
Fannie Mae 6.00% 20372	950	1,045
Fannie Mae 6.00% 20372	689	760
Fannie Mae 6.00% 20372	549	605
Fannie Mae 6.00% 20372	436	480
Fannie Mae 6.00% 20372	400	441
Fannie Mae 5.354% 20382,3	4,453	4,731
Fannie Mae 5.50% 20382	6,196	6,736
Fannie Mae 5.50% 20382	4,538	4,933
Fannie Mae 6.00% 20382	19,639	21,610
Fannie Mae 6.00% 20382	14,344	15,771
Fannie Mae 6.00% 20382	3,531	3,885
Fannie Mae 6.00% 20382	2,998	3,299
Fannie Mae 6.00% 20382	902	992
Fannie Mae 3.553% 20392,3	2,292	2,402
Fannie Mae 3.601% 20392,3	1,673	1,757
Fannie Mae 3.757% 20392,3	1,042	1,092
Fannie Mae 3.827% 20392,3	564	594
Fannie Mae 3.847% 20392,3	698	736
Fannie Mae 3.903% 20392,3	577	606
Fannie Mae 3.942% 20392,3	869	917
Fannie Mae 3.959% 20392,3	619	652
Fannie Mae 3.50% 20402	5,912	5,663
Fannie Mae 3.50% 20402	3,962	3,795
Fannie Mae 4.00% 20402	13,129	13,151
Fannie Mae 4.00% 20402	12,600	12,622
Fannie Mae 4.00% 20402	10,886	10,905
Fannie Mae 4.00% 20402	9,831	9,857
Fannie Mae 4.00% 20402	9,425	9,450
Fannie Mae 4.00% 20402	1,380	1,384
Fannie Mae 4.50% 20402	12,813	13,280
Fannie Mae 4.50% 20402	11,002	11,403
Fannie Mae 4.50% 20402	9,324	9,664
Fannie Mae 4.50% 20402	6,730	6,975
Fannie Mae 5.00% 20402	10,815	11,515
Fannie Mae 5.00% 20402	10,506	11,186
Fannie Mae 6.00% 20402	10,631	11,699
Fannie Mae 3.50% 20412	16,961	16,246
Fannie Mae 3.50% 20412	2,000	1,916
Fannie Mae 4.00% 20412	39,000	39,080
Fannie Mae 4.00% 20412	23,374	23,414
Fannie Mae 4.00% 20412	19,723	19,757
Fannie Mae 4.00% 20412	18,627	18,659
Fannie Mae 4.00% 20412	17,729	17,760
Fannie Mae 4.00% 20412	15,123	15,149
Fannie Mae 4.00% 20412	12,274	12,295
Fannie Mae 4.00% 20412	11,595	11,615
Fannie Mae 4.00% 20412	6,739	6,749
Fannie Mae 4.00% 20412	5,108	5,122
Fannie Mae 4.00% 20412	3,500	3,506
Fannie Mae 4.00% 20412	3,370	3,379
Fannie Mae 4.00% 20412	2,500	2,504
Fannie Mae 4.50% 20412	19,567	20,280
Fannie Mae 4.50% 20412	2,306	2,391
Fannie Mae 5.50% 20412	11,000	11,895
Fannie Mae 6.00% 20412	5,635	6,191
Fannie Mae 6.50% 20472	1,502	1,676
Fannie Mae 6.50% 20472	748	835
Fannie Mae 6.50% 20472	543	606
Fannie Mae 7.00% 20472	712	793
Fannie Mae 6.50% 20482	2,401	2,680
JPMorgan Chase & Co. 2.05% 2014	3,120	3,145
JPMorgan Chase & Co. 2.60% 2016	4,000	3,949
JPMorgan Chase & Co. 3.15% 2016	5,000	5,036
JPMorgan Chase & Co. 3.45% 2016	23,385	23,846
JPMorgan Chase & Co. 4.40% 2020	20,350	19,973
JPMorgan Chase & Co. 4.625% 2021	16,334	16,234
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 6.20% 2019	18,700	20,474
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.30% 2039	11,000	12,347
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	9,765	11,321
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	12,035	13,976
Fannie Mae 4.50% 20412	46,750	48,233
Fannie Mae 5.00% 20412	6,407	6,783
Freddie Mac 4.00% 20252	8,688	9,064
Freddie Mac 6.00% 20322	855	949
Freddie Mac, Series 3213, Class OG, principal only, 0% 20362	4,334	3,791
Freddie Mac 6.00% 20362	1,398	1,545
Freddie Mac, Series 3292, Class BO, principal only, 0% 20372	1,124	988
Freddie Mac 5.445% 20382,3	4,494	4,806
Freddie Mac 6.00% 20382	2,529	2,784
Freddie Mac 6.00% 20382	864	948
Freddie Mac 6.00% 20382	524	577
Freddie Mac 3.716% 20392,3	730	765
Freddie Mac 4.00% 20412	21,779	21,799
Hungarian Government 6.25% 2020	35,400	37,559
Hungarian Government 6.375% 2021	1,840	1,950
Hungarian Government 7.625% 2041	6,460	7,001
Croatian Government 6.75% 20194	19,100	20,661
Croatian Government 6.75% 2019	6,000	6,490
Croatian Government 6.625% 20204	7,095	7,530
Croatian Government 6.625% 2020	1,970	2,091
Croatian Government 6.375% 20214	8,680	9,044
France Government Agency-Guaranteed, Société Finance 2.875% 20144	6,070	6,355
Société Générale 5.75% 20164	11,495	11,498
Société Générale 5.20% 20214	27,550	27,107
HSBC Bank PLC 2.00% 20144	8,000	8,048
HSBC Bank PLC 3.50% 20154	8,750	8,987
HSBC Finance Corp. 0.684% 20163	9,900	9,396
HSBC Bank PLC 4.75% 20214	12,470	12,514
Anheuser-Busch InBev NV 6.875% 2019	17,850	21,744
Anheuser-Busch InBev NV 7.75% 2019	9,595	12,089
Anheuser-Busch InBev NV 5.375% 2020	4,000	4,414
Standard Chartered PLC 3.85% 20154	8,330	8,631
Standard Chartered PLC 3.20% 20164	17,975	17,821
Standard Chartered Bank 6.40% 20174	9,000	10,035
Roche Holdings Inc. 6.00% 20194	22,270	25,698
Roche Holdings Inc. 7.00% 20394	7,040	8,601
Prologis, Inc. 7.625% 2014	8,000	9,119
Prologis, Inc. 6.25% 2017	3,324	3,677
Prologis, Inc. 6.625% 2018	3,180	3,521
Prologis, Inc. 7.375% 2019	9,065	10,353
Prologis, Inc. 6.875% 2020	5,000	5,530
Morgan Stanley 3.80% 2016	9,870	9,766
Morgan Stanley, Series F, 5.75% 2021	20,910	21,196
Telecom Italia Capital SA 6.999% 2018	2,000	2,190
Telecom Italia Capital SA 6.375% 2033	12,445	11,129
Telecom Italia Capital SA 6.00% 2034	4,949	4,212
Telecom Italia Capital SA 7.20% 2036	14,133	13,362
Goldman Sachs Group, Inc. 3.625% 2016	16,235	16,428
Goldman Sachs Group, Inc. 7.50% 2019	10,000	11,653
Goldman Sachs Group, Inc. 6.25% 2041	1,160	1,173
Wells Fargo & Co. 3.676% 2016	4,775	4,911
Wells Fargo & Co. 4.60% 2021	24,060	24,241
HBOS PLC 6.75% 20184	22,405	21,590
HBOS PLC 6.00% 20334	8,645	6,607
Turkey (Republic of) 7.00% 2019	3,500	4,042
Turkey (Republic of) 7.50% 2019	5,000	5,975
Turkey (Republic of) 5.625% 2021	7,160	7,518
Turkey (Republic of) 8.00% 2034	4,200	5,229
Turkey (Republic of) 6.75% 2040	4,500	4,871
AXA SA 8.60% 2030	16,075	19,201
AXA SA 6.463% (undated)3,4	9,575	8,378
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.067% 20452,3	4,720	5,233
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20462,4	6,750	6,758
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20462,4	8,500	8,646
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.932% 20492,3	6,285	6,831
UBS AG 2.25% 2014	3,400	3,438
UBS AG 3.875% 2015	500	522
UBS AG 5.875% 2017	5,875	6,453
UBS AG 5.75% 2018	7,895	8,572
UBS AG 4.875% 2020	6,690	6,779
South Africa (Republic of) 6.875% 2019	8,010	9,592
South Africa (Republic of) 5.50% 2020	10,150	11,140
South Africa (Republic of) 6.25% 2041	4,645	5,005
CEMEX Finance LLC 9.50% 2016	9,925	10,310
CEMEX Finance LLC 9.50% 20164	2,200	2,285
CEMEX SA 9.25% 20204	12,799	12,735
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	685	747
Westfield Group 7.50% 20144	1,645	1,897
Westfield Group 5.70% 20164	6,050	6,702
Westfield Group 7.125% 20184	10,510	12,283
WEA Finance LLC 4.625% 20214	3,630	3,530
Deutsche Telekom International Finance BV 5.875% 2013	1,880	2,059
Deutsche Telekom International Finance BV 3.125% 20164	8,490	8,615
Deutsche Telekom International Finance BV 8.75% 2030	370	490
Deutsche Telekom International Finance BV 9.25% 2032	9,725	13,919
Citigroup Inc. 4.587% 2015	3,925	4,132
Citigroup Inc. 4.75% 2015	9,000	9,526
Citigroup Inc. 3.953% 2016	10,100	10,351
Iberdrola Finance Ireland 3.80% 20144	1,970	2,013
Scottish Power PLC 5.375% 2015	12,700	13,727
Iberdrola Finance Ireland 5.00% 20194	5,000	4,939
Scottish Power PLC 5.81% 2025	2,500	2,602
Veolia Environnement 5.25% 2013	5,605	6,012
Veolia Environnement 6.00% 2018	15,075	17,039
Polish Government 6.375% 2019	19,460	22,282
Volkswagen International Finance NV 1.625% 20134	8,100	8,159
Volkswagen International Finance NV 2.875% 20164	5,000	5,040
Volkswagen International Finance NV 4.00% 20204	8,950	8,961
Volvo Treasury AB 5.95% 20154	19,430	21,512
Comcast Corp. 5.30% 2014	3,000	3,292
Comcast Corp. 5.875% 2018	5,220	5,863
Comcast Corp. 6.95% 2037	5,035	5,702
Comcast Corp. 6.40% 2038	1,750	1,873
Comcast Corp. 6.40% 2040	4,250	4,564
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	2,805	2,941
Williams Partners L.P. 4.125% 2020	1,625	1,563
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	15,340	16,178
Kimco Realty Corp. 6.00% 2012	1,000	1,058
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,230	1,306
Kimco Realty Corp., Series C, 4.82% 2014	1,000	1,069
Kimco Realty Corp., Series C, 4.904% 2015	1,360	1,462
Kimco Realty Corp. 5.584% 2015	2,003	2,196
Kimco Realty Corp. 5.70% 2017	500	555
Kimco Realty Corp. 4.30% 2018	4,740	4,854
Kimco Realty Corp. 6.875% 2019	6,875	8,001
Bermudan Government 5.603% 20204	16,785	18,508
Bermudan Government 5.603% 2020	1,800	1,985
VEB Finance Ltd. 6.902% 20204	14,045	15,016
VEB Finance Ltd. 6.80% 20254	5,000	5,092
Verizon Communications Inc. 5.50% 2017	1,750	1,968
Verizon Communications Inc. 4.60% 2021	12,775	13,207
Verizon Communications Inc. 6.00% 2041	4,500	4,716
Simon Property Group, LP 6.75% 2014	4,025	4,564
Simon Property Group, LP 4.20% 2015	2,125	2,262
Simon Property Group, LP 5.25% 2016	3,990	4,388
Simon Property Group, LP 5.875% 2017	925	1,049
Simon Property Group, LP 6.125% 2018	1,000	1,123
Simon Property Group, LP 10.35% 2019	4,250	5,891
BBVA Bancomer SA 4.50% 20164	12,000	12,270
BBVA Bancomer SA 7.25% 20204	3,465	3,647
BBVA Bancomer SA 6.50% 20214	2,725	2,793
Enbridge Energy Partners, LP, Series B, 6.50% 2018	10,445	11,992
Enbridge Energy Partners, LP 9.875% 2019	3,250	4,288
Enbridge Energy Partners, LP 5.20% 2020	2,210	2,347
Developers Diversified Realty Corp. 5.375% 2012	3,950	4,067
Developers Diversified Realty Corp. 5.50% 2015	3,023	3,223
Developers Diversified Realty Corp. 9.625% 2016	1,510	1,824
Developers Diversified Realty Corp. 7.50% 2017	5,000	5,669
Developers Diversified Realty Corp. 4.75% 2018	2,500	2,468
Developers Diversified Realty Corp. 7.875% 2020	735	844
Ras Laffan Liquefied Natural Gas III 5.50% 20144	5,300	5,824
Ras Laffan Liquefied Natural Gas II 5.298% 20202,4	3,668	3,925
Ras Laffan Liquefied Natural Gas III 5.838% 20272,4	8,000	8,074
Pfizer Inc 4.45% 2012	2,250	2,315
Pfizer Inc 6.20% 2019	10,000	11,716
Pfizer Inc 7.20% 2039	3,000	3,779
Ghana (Republic of) 8.50% 2017	15,500	17,631
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	6,500	6,672
Bank of America Corp. 5.75% 2017	1,020	1,086
Bank of America Corp. 5.00% 2021	9,900	9,799
Argentina (Republic of) 7.00% 2015	14,100	13,662
Argentina (Republic of) GDP-Linked 2035	21,000	3,748
HSBK (Europe) BV 7.25% 20174	1,865	1,893
HSBK (Europe) BV 7.25% 20214	14,525	14,763
Gazprom OJSC 5.092% 20154	4,675	4,898
Gazprom OJSC 7.288% 20374	5,900	6,460
Gazprom OJSC 7.288% 2037	4,030	4,413
Intesa Sanpaolo SpA 6.50% 20214	14,995	15,667
Petrobras International 5.75% 2020	7,470	8,006
Petrobras International 6.875% 2040	6,760	7,232
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	2,125	2,316
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	7,750	8,286
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	4,507
E.ON International Finance BV 5.80% 20184	11,000	12,231
E.ON International Finance BV 6.65% 20384	2,500	2,845
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20164	5,500	5,981
Abu Dhabi National Energy Co. PJSC (TAQA) 7.25% 20184	8,000	8,975
Telefónica Emisiones, SAU 5.134% 2020	14,775	14,672
Vodafone Group PLC, Term Loan, 6.875% 20152,6,7,8	2,951	3,054
Vodafone Group PLC, Term Loan B, 6.25% 20162,6,7,8	2,675	2,702
Vodafone Group PLC 5.625% 2017	7,600	8,527
CIT Group Inc., Series A, 7.00% 20142	558	565
CIT Group Inc., Series A, 7.00% 2015	8,475	8,507
CIT Group Inc., Series A, 7.00% 2016	4,200	4,189
CIT Group Inc., Series A, 7.00% 2017	1,000	999
British American Tobacco International Finance PLC 9.50% 20184	10,485	14,047
Express Scripts Inc. 5.25% 2012	2,080	2,164
Express Scripts Inc. 3.125% 2016	11,560	11,644
Daimler Finance NA LLC 3.00% 20164	3,000	3,041
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	10,643
First Data Corp., Term Loan B2, 2.936% 20142,3,6	4,223	3,919
First Data Corp. 9.875% 2015	273	278
First Data Corp. 9.875% 2015	72	74
First Data Corp. 10.55% 20158	110	112
First Data Corp. 12.625% 20214	4,011	4,312
First Data Corp. 8.75% 20223,4,8	5,006	4,918
Niagara Mohawk Power 3.553% 20144	1,340	1,404
National Grid PLC 6.30% 2016	10,575	12,161
Hewlett-Packard Co. 2.65% 2016	13,415	13,487
Pemex Project Funding Master Trust 5.75% 2018	5,750	6,334
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	6,750	7,148
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20382,3	2,470	2,554
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.863% 20392,3	3,770	4,003
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412,3	4,825	5,111
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432,3	1,655	1,702
Enersis SA 7.375% 2014	11,935	13,349
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 20342	346	346
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 20362	814	821
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 20372	2,300	2,311
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 20392	60	61
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 20392	7,165	7,683
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.85% 20392,3	1,905	2,078
BNP Paribas 5.00% 2021	13,120	13,216
SUPERVALU INC. 7.50% 2014	1,000	1,005
SUPERVALU INC. 8.00% 2016	4,465	4,577
Albertson’s, Inc. 7.45% 2029	3,000	2,497
Albertson’s, Inc. 8.00% 2031	5,675	4,866
Santander Issuances, SA Unipersonal 6.50% 20193,4	12,700	12,764
ERP Operating LP 5.25% 2014	3,000	3,289
ERP Operating LP 4.75% 2020	9,200	9,347
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,891
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,725
TransCanada PipeLines Ltd. 7.625% 2039	2,000	2,485
Lithuania (Republic of) 6.75% 2015	3,930	4,352
Lithuania (Republic of) 6.125% 20214	7,155	7,620
Progress Energy, Inc. 6.05% 2014	5,000	5,579
Progress Energy, Inc. 7.05% 2019	5,000	6,007
Mandalay Resort Group 6.375% 2011	275	279
MGM Resorts International 5.875% 2014	2,250	2,174
MGM Resorts International 6.625% 2015	4,100	3,864
MGM Resorts International 7.50% 2016	1,500	1,432
MGM Resorts International 9.00% 2020	3,250	3,575
AES Corp. 7.75% 2015	3,275	3,512
AES Corp. 8.00% 2017	4,500	4,792
AES Corp. 8.00% 2020	2,440	2,611
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	3,000	3,040
Regions Financial Corp. 7.75% 2014	5,289	5,608
Regions Financial Corp. 5.75% 2015	1,161	1,145
Regions Bank 7.50% 2018	1,050	1,099
Indonesia (Republic of) 6.875% 2018	5,450	6,404
Indonesia (Republic of) 6.625% 20374	4,000	4,470
State of Qatar 9.75% 2030	7,250	10,857
Realogy Corp., Letter of Credit, 3.223% 20162,3,6	110	99
Realogy Corp., Term Loan B, 4.518% 20162,3,6	1,060	954
Realogy Corp., Second Lien Term Loan A, 13.50% 20172,6	6,150	6,564
Realogy Corp. 7.875% 20194	3,225	3,209
Korea Development Bank 5.30% 2013	3,500	3,688
Korea Development Bank 8.00% 2014	6,250	7,127
Nextel Communications, Inc., Series E, 6.875% 2013	375	379
Nextel Communications, Inc., Series F, 5.95% 2014	7,895	7,925
Nextel Communications, Inc., Series D, 7.375% 2015	650	653
Sprint Nextel Corp. 6.00% 2016	1,000	1,004
Sprint Capital Corp. 8.75% 2032	500	544
Development Bank of Kazakhstan 5.50% 20154	9,820	10,164
Shell International Finance BV 4.00% 2014	9,340	10,062
Michaels Stores, Inc. 0%/13.00% 20169	1,950	2,028
Michaels Stores, Inc. 11.375% 2016	4,700	5,029
Michaels Stores, Inc. 7.75% 20184	2,900	2,922
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.394% 20442,3	5,055	5,502
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 20482	4,125	4,471
United Mexican States Government Global 6.375% 2013	151	163
United Mexican States Government Global 5.95% 2019	8,020	9,243
United Mexican States Government Global 6.05% 2040	520	556
Virgin Media Finance PLC 9.125% 2016	1,000	1,055
Virgin Media Finance PLC, Series 1, 9.50% 2016	3,400	3,859
Virgin Media Secured Finance PLC 5.25% 20214	4,570	4,876
Enel Finance International SA 3.875% 20144	9,350	9,656
Kroger Co. 7.50% 2014	5,250	6,004
Kroger Co. 6.40% 2017	2,000	2,346
Kroger Co. 6.80% 2018	1,000	1,190
Royal Bank of Scotland Group PLC 4.375% 2016	7,310	7,382
Royal Bank of Scotland Group PLC 4.70% 2018	1,200	1,040
Royal Bank of Scotland Group PLC 6.99% (undated)3,4	900	814
HCA Inc. 6.375% 2015	7,250	7,431
HCA Inc. 9.25% 2016	1,490	1,589
Time Warner Cable Inc. 6.75% 2018	3,985	4,628
Time Warner Cable Inc. 5.00% 2020	4,000	4,163
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 20372	2,119	2,159
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.078% 20382,3	3,785	4,207
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 20392	2,250	2,417
Tennessee Valley Authority 5.25% 2039	8,250	8,732
Wal-Mart Stores, Inc. 3.25% 2020	4,135	3,941
Wal-Mart Stores, Inc. 4.875% 2040	5,000	4,684
Colbun SA 6.00% 20204	8,150	8,585
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	1,465	1,531
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	6,160	6,506
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	500	527
Rio Tinto Finance (USA) Ltd. 8.95% 2014	1,835	2,205
Rio Tinto Finance (USA) Ltd. 2.50% 2016	3,000	3,009
Rio Tinto Finance (USA) Ltd. 4.125% 2021	3,000	2,986
Limited Brands, Inc. 7.00% 2020	7,725	8,169
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	6,500	8,125
Quintiles Transnational 9.50% 20143,4,8	3,030	3,113
Quintiles, Term Loan B, 5.00% 20182,3,6	5,000	4,977
J.C. Penney Co., Inc. 5.75% 2018	5,755	5,870
J.C. Penney Co., Inc. 5.65% 2020	2,230	2,219
McDonald’s Corp. 3.50% 2020	8,005	8,015
Kinder Morgan Energy Partners LP 6.85% 2020	6,910	8,003
CenterPoint Energy Resources Corp. 4.50% 20214	7,915	7,986
Electricité de France SA 5.50% 20144	2,350	2,584
Electricité de France SA 4.60% 20204	2,200	2,289
Electricité de France SA 6.95% 20394	2,625	3,081
Petroplus Finance Ltd. 6.75% 20144	3,450	3,398
Petroplus Finance Ltd. 7.00% 20174	3,960	3,742
Petroplus Finance Ltd. 9.375% 20194	800	808
Jaguar land Rover PLC 7.75% 20184	5,200	5,252
Jaguar land Rover PLC 8.125% 20214	2,500	2,531
AMC Entertainment Inc. 8.00% 2014	2,725	2,745
AMC Entertainment Inc. 8.75% 2019	375	397
AMC Entertainment Inc. 9.75% 20204	4,500	4,624
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20462,4	4,443	4,555
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20462,4	3,000	3,114
Ford Motor Credit Co. 8.70% 2014	500	561
Ford Motor Credit Co. 5.625% 2015	2,000	2,075
Ford Motor Credit Co. 8.00% 2016	4,450	5,015
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	7,000	7,639
Toys “R” Us-Delaware, Inc. 7.375% 20164	2,000	2,030
Toys “R” Us Property Co. II, LLC 8.50% 2017	3,800	3,990
Toys “R” Us Property Co. I, LLC 10.75% 2017	500	559
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20182,3,6	1,025	1,018
Wind Acquisition SA 11.75% 20174	4,750	5,403
Wind Acquisition SA 7.25% 20184	2,050	2,137
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	1,475	1,541
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	5,525	5,926
Cinemark USA, Inc. 8.625% 2019	6,750	7,425
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20212,4	7,000	7,420
ARAMARK Corp. 3.773% 20153	2,675	2,615
ARAMARK Corp. 8.50% 2015	3,100	3,236
ARAMARK Corp. 8.625% 20164,8	1,500	1,534
DAE Aviation Holdings, Inc. 11.25% 20154	7,033	7,349
Boston Scientific Corp. 6.25% 2015	3,960	4,423
Boston Scientific Corp. 6.00% 2020	2,690	2,917
Novartis Securities Investment Ltd. 5.125% 2019	6,500	7,230
Hanesbrands Inc., Series B, 3.77% 20143	2,405	2,402
Hanesbrands Inc. 8.00% 2016	4,450	4,773
Boyd Gaming Corp. 6.75% 2014	3,025	3,014
Boyd Gaming Corp. 7.125% 2016	2,175	2,017
Boyd Gaming Corp. 9.125% 20184	2,000	2,045
Chilean Government 3.875% 2020	7,000	7,053
US Investigations Services, Inc., Term Loan B, 2.997% 20152,3,6	1,442	1,420
US Investigations Services, Inc., Term Loan B, 7.75% 20152,3,6	2,496	2,512
US Investigations Services, Inc. 10.50% 20154	1,900	1,976
US Investigations Services, Inc. 11.75% 20164	1,035	1,092
American Tower Corp. 7.00% 2017	6,150	6,966
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.146% 20142,3,6	137	116
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.186% 20142,3,6	2,222	1,875
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20142,3,6	2,493	2,519
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,225	965
Hawker Beechcraft Acquisition Co., LLC 8.875% 20153,8	1,815	1,434
Kraft Foods Inc. 6.125% 2018	5,975	6,883
Dominican Republic 7.50% 20212,4	6,500	6,792
SunGard Data Systems Inc. 4.875% 2014	1,000	1,030
SunGard Data Systems Inc. 10.625% 2015	2,000	2,175
SunGard Data Systems Inc. 7.375% 2018	2,500	2,512
SunGard Data Systems Inc. 7.625% 2020	1,000	1,015
Banco de Crédito del Perú 5.375% 20204	7,000	6,702
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20144	6,365	6,695
Univision Communications Inc., Term Loan, 4.436% 20172,3,6	682	649
Univision Communications Inc. 6.875% 20194	2,550	2,537
Univision Communications Inc. 8.50% 20214	3,500	3,509
Teekay Corp. 8.50% 2020	6,400	6,640
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20144	475	525
Charter Communications, Inc. 13.50% 2016	1,137	1,344
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	3,000	3,124
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	1,425	1,509
Hospitality Properties Trust 6.70% 2018	6,055	6,498
Reliance Holdings Ltd. 6.25% 20404	7,000	6,479
Gabonese Republic 8.20% 20174	5,500	6,476
Biogen Idec Inc. 6.00% 2013	6,000	6,422
Frontier Communications Corp. 7.875% 2015	1,500	1,635
Frontier Communications Corp. 8.25% 2017	2,550	2,786
Frontier Communications Corp. 8.50% 2020	1,775	1,944
C&S Group Enterprises LLC 8.375% 20174	6,155	6,332
Host Marriott, LP, Series O, 6.375% 2015	500	512
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	2,000	2,075
Host Hotels & Resorts LP 9.00% 2017	2,075	2,345
Host Hotels & Resorts LP 6.00% 2020	1,350	1,360
Norfolk Southern Corp. 5.75% 2016	5,515	6,279
NRG Energy, Inc. 7.375% 2017	5,975	6,274
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20154	3,325	3,579
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20154	1,525	1,641
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	1,000	1,050
Macy’s Retail Holdings, Inc. 8.125% 20153	3,255	3,877
Federated Department Stores, Inc. 6.79% 2027	1,185	1,303
Federated Retail Holdings, Inc. 6.375% 2037	1,000	1,044
Eskom Holdings Ltd. 5.75% 20214	5,970	6,209
Republic of Belarus 8.95% 2018	7,000	6,160
RBS Global, Inc. and Rexnord LLC 11.75% 2016	900	956
RBS Global, Inc. and Rexnord LLC 8.50% 2018	4,875	5,174
Royal Caribbean Cruises Ltd. 6.875% 2013	1,000	1,072
Royal Caribbean Cruises Ltd. 11.875% 2015	4,075	5,043
Safeway Inc. 6.25% 2014	2,625	2,918
Safeway Inc. 3.95% 2020	3,270	3,186
Freescale Semiconductor, Inc. 9.125% 20143,8	—	—
Freescale Semiconductor, Inc. 10.125% 2016	1,825	1,973
Freescale Semiconductor, Inc. 9.25% 20184	3,800	4,113
UniCredito Italiano SpA 6.00% 20174	2,250	2,165
HVB Funding Trust I 8.741% 20314	4,000	3,920
Esterline Technologies Corp. 6.625% 2017	3,800	3,952
Esterline Technologies Corp. 7.00% 2020	2,000	2,105
Sanofi-aventis SA 0.556% 20143	6,000	6,035
TransDigm Inc. 7.75% 20184	5,700	6,013
Koninklijke KPN NV 8.375% 2030	4,600	5,934
Intergen Power 9.00% 20174	5,525	5,870
Overseas Shipholding Group, Inc. 8.125% 2018	5,825	5,745
CEVA Group PLC 11.625% 20164	2,775	3,032
CEVA Group PLC 8.375% 20174	200	203
CEVA Group PLC 11.50% 20184	2,350	2,485
Georgia Gulf Corp. 9.00% 20174	5,275	5,644
Tesco PLC 5.50% 20174	4,950	5,606
Denbury Resources Inc. 9.75% 2016	2,750	3,087
Denbury Resources Inc. 8.25% 2020	2,292	2,510
France Télécom 4.375% 2014	1,390	1,506
France Télécom 2.125% 2015	4,020	4,017
Union Pacific Corp. 5.70% 2018	2,000	2,281
Union Pacific Corp. 4.163% 20224	1,050	1,042
Union Pacific Corp. 6.15% 2037	1,990	2,186
Ply Gem Industries, Inc. 13.125% 2014	1,000	1,055
Ply Gem Industries, Inc. 8.25% 20184	4,675	4,453
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	5,300	5,389
Bausch & Lomb Inc. 9.875% 2015	5,050	5,378
Edison Mission Energy 7.50% 2013	155	157
Midwest Generation, LLC, Series B, 8.56% 20162	2,091	2,165
Edison Mission Energy 7.20% 2019	3,175	2,540
Edison Mission Energy 7.625% 2027	650	481
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	4,990	5,321
LightSquared, Term Loan B, 12.00% 20142,6,8	5,505	5,312
Marks and Spencer Group PLC 6.25% 20174	4,500	4,812
Marks and Spencer Group PLC 7.125% 20374	500	496
Sierra Pacific Resources 6.75% 2017	545	561
NV Energy, Inc 6.25% 2020	4,500	4,747
Nalco Co. 8.25% 2017	2,000	2,195
Nalco Co. 6.625% 20194	3,000	3,090
Nordea Bank, Series 2, 3.70% 20144	5,000	5,235
Venezuela (Republic of) 9.25% 2027	2,315	1,756
Venezuela (Republic of) 9.25% 2028	780	560
Venezuela (Republic of) 9.375% 2034	4,025	2,888
NCL Corp. Ltd. 11.75% 2016	3,975	4,601
NCL Corp. Ltd. 9.50% 20184	550	588
Revel Entertainment, Term Loan B, 9.00% 20182,3,6	5,500	5,153
Banco Mercantil del Norte, SA 6.135% 20163,4	1,500	1,504
Banco Mercantil del Norte, SA 6.862% 20213,4	3,500	3,596
Cricket Communications, Inc. 10.00% 2015	1,325	1,434
Cricket Communications, Inc. 7.75% 2016	3,425	3,648
Tenet Healthcare Corp. 7.375% 2013	2,185	2,272
Tenet Healthcare Corp. 9.25% 2015	2,555	2,807
Target Corp. 6.00% 2018	4,375	5,063
Associated Banc-Corp 5.125% 2016	4,800	5,014
Associated Materials, LLC 9.125% 20174	5,000	5,000
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	4,655	4,969
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	4,500	4,927
CONSOL Energy Inc. 8.00% 2017	3,725	4,079
CONSOL Energy Inc. 8.25% 2020	775	849
EchoStar DBS Corp 7.125% 2016	1,200	1,272
DISH DBS Corp 6.75% 20214	3,500	3,605
Time Warner Inc. 4.75% 2021	2,320	2,365
Time Warner Inc. 6.25% 2041	2,330	2,429
NBC Universal, Inc. 5.15% 20204	4,500	4,760
Cardinal Health, Inc. 4.625% 2020	4,680	4,759
Voto-Votorantim Ltd 6.75% 20214	4,450	4,739
Province of Buenos Aires 10.875% 20212,4	5,000	4,717
Russian Federation 7.50% 20302	3,962	4,685
PTS Acquisition Corp. 9.50% 20153,8	4,636	4,659
VWR Funding, Inc., Series B, 10.25% 20153,8	4,434	4,656
Continental Resources Inc. 8.25% 2019	725	796
Continental Resources Inc. 7.375% 2020	425	454
Continental Resources Inc. 7.125% 2021	3,200	3,392
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	4,200	4,158
Navios Maritime Holdings Inc. 8.125% 20194	500	482
Needle Merger Sub Corp. 8.125% 20194	4,565	4,622
Smithfield Foods, Inc. 10.00% 2014	3,000	3,495
Smithfield Foods, Inc. 7.75% 2017	1,075	1,121
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20124	4,500	4,587
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 20162	4,250	4,561
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	704	827
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 20184	3,500	3,692
Government National Mortgage Assn. 3.50% 20252	2,392	2,479
Government National Mortgage Assn. 3.50% 20252	1,928	1,997
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.92% (undated)2,3	4,000	4,412
Tower Automotive Holdings 10.625% 20174	4,027	4,359
CoBank ACB 7.875% 20184	430	490
CoBank ACB 0.847% 20223,4	4,275	3,833
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20432,3	2,575	2,808
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 20452	1,375	1,488
Ingles Markets, Inc. 8.875% 2017	3,950	4,246
Stater Bros. Holdings Inc. 7.75% 2015	4,025	4,186
Accellent Inc. 8.375% 2017	4,000	4,155
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 20462	3,790	4,152
Synovus Financial Corp. 5.125% 2017	4,556	4,151
PTT Exploration & Production Ltd 5.692% 20214	4,045	4,115
FMG Resources 7.00% 20154	4,000	4,100
Nortek Inc. 10.00% 20184	4,050	4,070
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,000	4,054
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20192	1,084	1,150
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	250	263
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20222	2,429	2,592
Abbott Laboratories 5.875% 2016	3,435	4,004
Concho Resources Inc. 8.625% 2017	1,250	1,369
Concho Resources Inc. 7.00% 2021	2,500	2,594
Owens-Brockway Glass Container Inc. 7.375% 2016	3,570	3,900
Staples, Inc. 9.75% 2014	3,250	3,871
Devon Energy Corp. 6.30% 2019	3,280	3,863
Schering-Plough Corp. 6.00% 2017	3,275	3,858
TXU, Term Loan, 3.69% 20142,3,6	961	815
TXU, Term Loan, 4.768% 20172,3,6	3,846	3,016
Crown Castle International Corp. 9.00% 2015	2,525	2,752
Crown Castle International Corp. 7.75% 20174	500	544
Crown Castle International Corp. 7.125% 2019	500	529
Unum Group 5.625% 2020	3,600	3,777
South Korean Government 5.75% 2014	3,400	3,760
Allison Transmission Holdings, Inc. 11.00% 20154	3,500	3,745
Woodside Finance Ltd. 4.60% 20214	3,775	3,712
EDP Finance BV. 6.00% 20184	4,000	3,706
PETCO Animal Supplies, Inc. 9.25% 20184	3,450	3,683
Alpha Natural Resources, Inc. 6.00% 2019	2,050	2,055
Alpha Natural Resources, Inc. 6.25% 2021	1,600	1,616
Egypt (Arab Republic of) 5.75% 20204	1,675	1,692
Egypt (Arab Republic of) 6.875% 20404	2,000	1,935
Digicel Group Ltd. 12.00% 2014	300	350
Digicel Group Ltd. 12.00% 20144	200	233
Digicel Group Ltd. 8.875% 20154	2,000	2,055
Digicel Group Ltd. 10.50% 20184	850	956
Barclays Bank PLC 5.125% 2020	3,500	3,558
MacDermid 9.50% 20174	3,350	3,501
Public Service Co. of Colorado 3.20% 2020	3,675	3,493
Rouse Co. 5.375% 2013	1,500	1,513
Rouse Co. 6.75% 20134	1,875	1,948
Burlington Northern Santa Fe LLC 5.75% 2018	1,160	1,317
Burlington Northern Santa Fe LLC 4.70% 2019	1,960	2,083
Radio One, Inc., Term Loan B, 7.50% 20162,3,6	3,352	3,389
ACE INA Holdings Inc. 5.875% 2014	1,510	1,689
ACE INA Holdings Inc. 2.60% 2015	1,625	1,634
Energy Transfer Partners, LP 7.50% 2020	3,050	3,248
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372,4	3,000	3,213
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20172,3,6	3,192	3,194
Thomson Reuters Corp. 5.95% 2013	1,750	1,915
Thomson Reuters Corp. 6.50% 2018	1,085	1,271
Grifols Inc 8.25% 20184	3,000	3,142
Mohegan Tribal Gaming Authority 7.125% 2014	4,500	3,127
Serena Software, Inc. 10.375% 2016	2,936	3,094
H&E Equipment Services, Inc. 8.375% 2016	3,000	3,082
Forest Oil Corp. 7.25% 2019	3,000	3,075
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	2,650	3,074
International Paper Co. 7.30% 2039	2,810	3,067
Peugeot SA 4.375% 20164	3,000	3,065
LBI Escrow Corp 8.00% 20174	2,733	3,047
ConvaTec Healthcare 10.50% 20184	2,905	3,021
Johnson & Johnson 0.348% 20143	3,000	3,009
News America Inc. 6.15% 20414	3,000	2,982
Ashtead Capital, Inc. 9.00% 20164	2,750	2,881
UDR, Inc., Series A, 5.25% 2015	2,680	2,873
JMC Steel Group Inc. 8.25% 20184	2,800	2,856
Neiman Marcus Group, Inc. 10.375% 2015	1,000	1,055
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20182,3,6	1,800	1,778
StatoilHydro ASA 5.25% 2019	2,500	2,779
ArcelorMittal 5.50% 2021	2,765	2,774
Arch Coal, Inc. 7.00% 20194	2,675	2,682
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,678
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	2,500	2,617
Symbion Inc 8.00% 20164	2,625	2,579
Fox Acquisition LLC 13.375% 20164	2,320	2,575
Delhaize Group 6.50% 2017	500	577
Delhaize Group 5.70% 2040	2,129	1,987
EH Holding Corp. 6.50% 20194	2,500	2,556
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 20232	2,225	2,511
Seneca Gaming Corp. 8.25% 20184	2,400	2,490
Centene Corp. 5.75% 2017	2,500	2,459
Rite Aid Corp. 9.75% 2016	570	632
Rite Aid Corp. 8.00% 2020	1,625	1,759
Coventry Health Care, Inc. 6.125% 2015	2,000	2,176
PETRONAS Capital Ltd. 7.00% 20124	2,050	2,165
AES Panamá, SA 6.35% 20164	2,000	2,155
GlaxoSmithKline Capital Inc. 4.85% 2013	2,000	2,151
New York Life Global Funding 4.65% 20134	1,940	2,076
NXP BV and NXP Funding LLC 3.028% 20133	935	934
NXP BV and NXP Funding LLC 9.75% 20184	1,000	1,125
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	2,000	2,038
Home Depot, Inc. 4.40% 2021	1,000	1,007
Home Depot, Inc. 5.875% 2036	1,000	1,027
International Lease Finance Corp. 5.00% 2012	975	992
International Lease Finance Corp., Series R, 6.375% 2013	1,000	1,035
QBE Capital Funding III LP 7.25% 20414	2,000	2,010
Cisco Systems, Inc. 0.499% 20143	2,000	2,007
Koninklijke Philips Electronics NV 5.75% 2018	1,645	1,845
Banque Centrale de Tunisie 7.375% 2012	1,750	1,824
TNK-BP Finance SA 7.50% 20164	1,500	1,714
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,709
Colombia (Republic of) Global 10.375% 2033	484	767
Colombia (Republic of) Global 7.375% 2037	715	904
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 20152	1,500	1,609
POSCO 4.25% 20204	1,700	1,604
Williams Companies, Inc. 8.75% 2032	1,200	1,530
Husky Energy Inc. 5.90% 2014	1,300	1,448
CNA Financial Corp. 7.35% 2019	1,200	1,370
SLM Corp., Series A, 0.504% 20113	1,250	1,244
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20282	1,125	1,207
JSC BTA Bank 10.75%/12.50% 20182,4,9	1,165	925
JSC BTA Bank 0% 20204	2,406	132
JSC BTA Bank 7.20% 20252,4	264	121
Kohl’s Corp. 6.25% 2017	1,000	1,175
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 20382	1,100	1,144
Northwest Airlines, Inc., Term Loan B, 3.75% 20132,3,6	266	255
Northwest Airlines, Inc., Term Loan A, 2.00% 20182,3,6	962	875
Canadian National Railway Co. 4.95% 2014	1,000	1,092
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.512% 20442,3	1,000	1,089
General Electric Co. 5.00% 2013	1,000	1,062
Rockies Express Pipeline LLC 6.85% 20184	900	1,011
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.374% 20422,3	981	1,009
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 20382	777	781
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 20142	753	780
McKesson Corp. 3.25% 2016	740	764
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20132	550	559
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20192	75	64
Jackson National Life Global 5.375% 20134	560	600
Atlas Copco AB 5.60% 20174	500	557
Liberty Mutual Group Inc. 6.50% 20354	535	499
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 20202	382	390
Local T.V. Finance LLC, Term Loan B, 2.19% 20132,3,6	265	260
Iraq (Republic of) 5.80% 20282,4	250	227
Hawaiian Telcom, Inc., Term Loan, 9.00% 20152,3,6,8	215	221
		4,430,893

Total bonds & notes (cost: $10,818,126,000)		11,570,697

	Principal amount	Value
Preferred securities — 0.12%	(000)	(000)

U.S. DOLLARS — 0.10%
RBS Capital Trust II 6.425% noncumulative trust3,10	US$7,130	US$ 5,133
BNP Paribas 7.195%3,4	4,600	4,485
HVB Funding Trust III 9.00% 20314	1,810	1,774
QBE Capital Funding II LP 6.797%3,4	750	690
		12,082

MISCELLANEOUS — 0.02%
Other preferred securities in initial period of acquisition		2,645

Total preferred securities (cost: $11,982,000)		14,727

Common stocks — 0.02%	Shares

U.S. DOLLARS — 0.02%
Cooper-Standard Holdings Inc.4,10	33,712	1,551
Cooper-Standard Holdings Inc.4,10	6,810	313
Atrium Corp.7,10,11	191	17
		1,881

MISCELLANEOUS — 0.00%
Other common stocks in initial period of acquisition		160

Total common stocks (cost: $1,386,000)		2,041

Warrants — 0.00%

U.S. DOLLARS — 0.00%
Cooper-Standard Holdings Inc., warrants, expire 20174,7,10	2,837	77

MISCELLANEOUS — 0.00%
Other warrants in initial period of acquisition		63

Total warrants (cost: $1,196,000)		140

	Principal amount
Short-term securities — 4.00%	(000)

Fannie Mae 0.11%–0.14% due 11/7/2011–1/3/2012	US$154,814	154,751
Freddie Mac 0.19%–0.21% due 8/17–11/18/2011	69,550	69,530
Svenska Handelsbanken Inc. 0.20% due 7/8–8/9/20114	59,900	59,893
Rabobank USA Financial Corp. 0.24% due 7/5/2011	53,200	53,199
Société Générale North America, Inc. 0.19% due 7/11/2011	39,300	39,297
American Honda Finance Corp. 0.21% due 7/26/2011	30,600	30,595
Coca-Cola Co. 0.22% due 7/21/20114	30,000	29,997
KfW 0.16% due 8/9/20114	25,000	24,998
Westpac Banking Corp. 0.20% due 9/6/20114	13,100	13,097
Turkey (Republic of) 0% due 1/25/2012	TRY20,185	11,872

Total short-term securities (cost: $487,595,000)		487,229

Total investment securities (cost: $11,320,285,000)		US$12,074,834
Other assets less liabilities		96,114

Net assets		US$12,170,948

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Index-linked bond whose principal amount moves with a government price index.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
3Coupon rate may change periodically.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,069,090,000, which represented 8.78% of the net assets of the fund.

5A portion of this security was pledged as collateral for losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $2,728,000, which represented .02% of the net assets of the fund.

6Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $56,646,000, which represented .47% of the net assets of the fund.

7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $5,913,000, which represented .05% of the net assets of the fund.

8Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9Step bond; coupon rate will increase at a later date.
10Security did not produce income during the last 12 months.

11Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/30/2010 at a cost of $17,000) may be subject to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. To reduce these risks, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party can not meet their contractual obligations.

As of June 30, 2011, the fund had open forward currency contracts to purchase or sell currencies, as shown on the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					(amounts in thousands)
						Unrealized
						appreciation
			Contract amount			(depreciation) at
	Settlement date	Counterparty	Receive		Deliver	6/30/2011

Purchases:
Australian dollars	7/27/2011	UBS AG	$	A35,752	$37,321	US$ 890
Australian dollars	7/29/2011	Barclays Bank PLC	$	A4,506	$4,686	128
Japanese yen	7/15/2011	JPMorgan Chase		¥2,001,223	$24,947	(87)
Japanese yen	7/19/2011	Bank of New York Mellon		¥9,040,000	$111,743	559
Japanese yen	7/20/2011	HSBC Bank		¥8,229,438	$101,882	257
Japanese yen	7/27/2011	HSBC Bank		¥8,284,500	$102,804	116
Japanese yen	7/27/2011	UBS AG		¥3,766,830	$46,735	61
Japanese yen	7/29/2011	Citibank		¥3,872,030	$47,693	411
Japanese yen	7/29/2011	Barclays Bank PLC		¥3,894,284	$48,137	243
Singapore dollars	7/27/2011	UBS AG	$	S70,396	$56,849	464
						US$ 3,042

Sales:
British pounds	7/8/2011	HSBC Bank		$72,984	£44,600	US$ 1,342
British pounds	7/11/2011	UBS AG		$1,028	£625	25
British pounds	7/15/2011	JPMorgan Chase		$4,212	£2,575	80
British pounds	7/27/2011	UBS AG		€19,786	£17,550	513
British pounds	7/27/2011	JPMorgan Chase		$13,450	£8,425	(67)
British pounds	7/27/2011	JPMorgan Chase		€6,210	£5,510	158
British pounds	7/29/2011	Bank of New York Mellon		$13,738	£8,600	(59)
Danish kroner	7/28/2011	Citibank		$48,208	DKr253,750	(1,093)
Euros	7/8/2011	HSBC Bank		$22,431	€15,350	138
Euros	7/8/2011	Citibank		¥1,966,921	€16,860	(12)
Euros	7/12/2011	JPMorgan Chase		$120,349	€82,510	684
Euros	7/12/2011	Barclays Bank PLC		$28,414	€19,680	(116)
Euros	7/12/2011	Barclays Bank PLC		$12,148	€8,460	(117)
Euros	7/13/2011	Barclays Bank PLC		$23,780	€16,400	6
Euros	7/13/2011	HSBC Bank		$70,284	€48,500	7
Euros	7/13/2011	UBS AG		$12,223	€8,500	(99)
Euros	7/13/2011	Citibank		$9,759	€6,760	(40)
Euros	7/15/2011	JPMorgan Chase		$32,651	€22,690	(240)
Euros	7/15/2011	UBS AG		$26,576	€18,375	(60)
Euros	7/18/2011	Bank of New York Mellon		$14,163	€10,000	(331)
Euros	7/18/2011	JPMorgan Chase		$106,607	€73,700	(217)
Euros	7/18/2011	Barclays Bank PLC		$51,933	€35,890	(88)
Euros	7/18/2011	HSBC Bank		$5,499	€3,800	(9)
Euros	7/21/2011	Barclays Bank PLC		$48,552	€34,000	(724)
Euros	7/22/2011	JPMorgan Chase		$113,328	€79,250	(1,527)
Euros	7/22/2011	Barclays Bank PLC		$5,759	€4,030	(82)
Euros	7/22/2011	HSBC Bank		$31,102	€21,750	(419)
Euros	7/27/2011	UBS AG		$4,251	€3,000	(96)
Euros	7/27/2011	JPMorgan Chase		¥1,177,880	€10,315	(314)
Euros	7/27/2011	UBS AG		$24,120	€16,750	(151)
Euros	7/27/2011	Barclays Bank PLC		$16,944	€11,925	(335)
Euros	7/27/2011	JPMorgan Chase		$200,307	€141,419	(4,615)
Euros	7/29/2011	Citibank		$25,087	€17,600	(415)
Malaysian ringgits	7/29/2011	JPMorgan Chase		$86,002	MYR264,000	(1,233)
South Korean won	7/19/2011	JPMorgan Chase		¥4,861,911	KRW65,400,000	(783)
South Korean won	7/29/2011	JPMorgan Chase		$48,929	KRW53,264,000	(868)
						US$(11,157)

Forward currency contracts — net						US$ (8,115)

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
Euros	$—	$2,445,499	$—	$2,445,499
Japanese yen	—	968,342	—	968,342
South Korean won	—	461,806	—	461,806
Malaysian ringgits	—	433,884	—	433,884
Polish zloty	—	389,581	—	389,581
Swedish kronor	—	338,570	—	338,570
Mexican pesos	—	312,724	—	312,724
British pounds	—	311,124	—	311,124
Canadian dollars	—	190,627	—	190,627
U.S. dollars	—	4,425,137	5,756	4,430,893
Other currencies	—	1,287,647	—	1,287,647
Preferred securities	2,645	12,082	—	14,727
Common stocks	2,024	—	17	2,041
Warrants	—	140	—	140
Short-term securities	—	487,229	—	487,229
Total	$4,669	$12,064,392	$5,773	$12,074,834

Forward currency contracts*:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$6,082	$—	$6,082
Unrealized depreciation on open forward currency contracts	—	(14,197)	—	(14,197)
Total	$—	$(8,115)	$—	$(8,115)

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended June 30, 2011 (dollars in thousands):

	Beginning							Ending
	value at	Transfers			Net realized	Unrealized	Transfers out	value at
	10/1/2010	into Level 3†	Purchases	Sales	loss	depreciation	of Level 3†	6/30/2011
Investment securities	$4,166	$355	$3,932	$(435)	$(1)	$(940)	$(1,304)	$5,773

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands):								$112

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$793,484
Gross unrealized depreciation on investment securities	(54,214)
Net unrealized appreciation on investment securities	739,270
Cost of investment securities for federal income tax purposes	11,335,564

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-931-0811O-S29482

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: August 26, 2011

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: August 26, 2011